Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Future Minimum Rental Commitments

(In thousands)			Capital
	Non-Cancelable Operating Leases	Non-Cancelable Contracts	Expenditure Commitments	Employment/Talent Contracts
2015	$435,118	$593,123	$55,968	$80,442
2016	347,487	437,022	70,385	75,760
2017	302,876	262,368	67,053	31,673
2018	269,697	240,128	922	11,069
2019	243,096	171,562	757	-
Thereafter	1,325,171	336,120	14,402	-

Total	$2,923,445	$2,040,323	$209,487	$198,944